Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
IFRS Statement [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-15040
Entity Registrant Name	PRUDENTIAL PLC
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	13th Floor, One International Financial Centre, 1 Harbour View Street, Central
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
Entity Common Stock, Shares Outstanding	2,657,521,888
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Entity Central Index Key	0001116578
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Amendment Flag	false
Auditor Name	EY LLP
Auditor Location	London, UK
Auditor Firm ID	1438
Document Financial Statement Error Correction [Flag]	false
Business Contact
IFRS Statement [Line Items]
Entity Address, Address Line One	1 Angel Court
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC2R 7AG
Entity Address, Country	GB
Contact Personnel Name	Rebecca Wyatt
City Area Code	+44 20
Local Phone Number	7220 7588
Contact Personnel Email Address	rebecca.wyatt@prudentialplc.com
American Depositary Shares, each representing 2 Ordinary Shares, 5 pence par value each
IFRS Statement [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing 2 Ordinary Shares, 5 pence par value each
Trading Symbol	PUK
Security Exchange Name	NYSE
Ordinary Shares, 5 pence par value each
IFRS Statement [Line Items]
Title of 12(b) Security	Ordinary Shares, 5 pence par value each
Trading Symbol	PUK/D
Security Exchange Name	NYSE
3.125% Senior Notes due 2030
IFRS Statement [Line Items]
Title of 12(b) Security	3.125% Senior Notes due 2030 issued by Prudential Funding (Asia) plc
Trading Symbol	PUK30
Security Exchange Name	NYSE
3.625% Senior Notes due 2032
IFRS Statement [Line Items]
Title of 12(b) Security	3.625% Senior Notes due 2032 issued by Prudential Funding (Asia) plc
Trading Symbol	PUK32
Security Exchange Name	NYSE